CARNIVAL CORPORATION & PLC CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Cruise
Passenger tickets	$ 12,158	$ 11,084	$ 10,288
Onboard and other	3,357	3,104	2,885
Tour and other	278	281	287
Revenues	15,793	14,469	13,460
Cruise
Commissions, transportation and other	2,461	2,272	2,220
Onboard and other	506	474	461
Payroll and related	1,723	1,611	1,498
Fuel	2,193	1,622	1,156
Food	965	869	839
Other ship operating	2,247	2,032	1,997
Tour and other	204	212	236
Total	10,299	9,092	8,407
Selling and administrative	1,717	1,614	1,590
Depreciation and amortization	1,522	1,416	1,309
Costs and Expenses	13,538	12,122	11,306
Operating income (loss)	2,255	2,347	2,154
Nonoperating (Expense) Income
Interest income	11	12	14
Interest expense, net of capitalized interest	(365)	(378)	(380)
Gains on fuel derivatives, net	1
Other income (expense), net	10	(2)	18
Nonoperating Income (Expense), Total	(343)	(368)	(348)
Income Before Income Taxes	1,912	1,979	1,806
Income Tax Expense, Net		(1)	(16)
Net Income	$ 1,912	$ 1,978	$ 1,790
Earnings Per Share
Basic	$ 2.43	$ 2.51	$ 2.27
Diluted	$ 2.42	$ 2.47	$ 2.24
Dividends Declared Per Share	$ 1.00	$ 0.40